Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
March 31, 2018
Liabilities
Contingent consideration	$—	$—	$(2,475)	$(2,475)	(1)
Deferred compensation plan	(19,740)	—	—	(19,740)
Total	$(19,740)	$—	$(2,475)	$(22,215)

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2017
Liabilities
Contingent consideration	—	—	(2,262)	(2,262)	(1)
Deferred compensation plan	(19,259)	—	—	(19,259)
Total	$(19,259)	$—	$(2,262)	$(21,521)
__________________
(1) Reported as “due to affiliates” in the condensed consolidated balance sheets.

The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2017
Liabilities
Non-derivative liabilities:
Contingent consideration	$—	$—	$(2,262)	$(2,262)	(1)
Deferred compensation plan	(19,259)	—	—	(19,259)
Total	(19,259)	—	(2,262)	(21,521)
Net	$(19,259)	$—	$(2,262)	$(21,521)

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2016
Assets
Derivative assets:
Options on futures contracts	$91	$—	$—	$91
Total	91	$—	—	91	(2)
Liabilities
Non-derivative liabilities:
Deferred compensation plan	(9,078)	—	—	(9,078)
Total	(9,078)	—	—	(9,078)
Net	$(8,987)	$—	$—	$(8,987)
__________________
(1) Reported as “due to affiliates” in the consolidated balance sheets.
(2) Reported as “investments in securities” in the consolidated balance sheets.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the rollforward of our Level 3 contingent consideration liability (in thousands):

Contingent Consideration Liability (1)
Balance at December 31, 2017	$(2,262)
Acquisitions	—
Gains (losses) included in earnings (2)	(213)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance at March 31, 2018	$(2,475)
__________________
(1) Includes Ashford Inc.’s contingent consideration associated with the acquisition of J&S, which is carried at fair value in the condensed consolidated balance sheet within “Due to Affiliates”. The fair value was estimated using significant inputs that are not observable in the market and thus represent Level 3 fair value measurements. The significant inputs in the Level 3 measurement of the contingent consideration include the timing and amount of the ultimate payout based on our estimate of J&S operating performance during the earn-out period, calculated in accordance with the applicable agreement, and the risk adjusted discount rate used to discount the future payment.
(2) Reported as “other” operating expense in the condensed consolidated statements of operations.

The following table presents our rollforward of our Level 3 contingent consideration liability (in thousands):

	Contingent Consideration Liability (1)
Balance December 31, 2016	$—
Acquisition	(1,196)
Gains (losses) included in earnings	(1,066)	(2)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance December 31, 2017	$(2,262)	(3)

__________________
(1) Ashford Inc.’s contingent consideration associated with the acquisition of J&S is carried at fair value in the consolidated balance sheets. The fair value of our contingent consideration liability was estimated using significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement. The significant inputs in the Level 3 measurement included the timing and amount of the ultimate payout based on our estimate of J&S operating performance during the earn-out period, calculated in accordance with the agreement, and the risk adjusted discount rate used to discount the future payment.
(2) Calculated as the change in fair value of the contingent consideration associated with the acquisition of J&S and reported as “other” operating expense in the consolidated statements of operations.
(3) Reported as “due to affiliates” in the consolidated balance sheets.

Effect of Fair Value Measured Liabilities on Statements of Operations and Comprehensive Income (Loss)
The following table summarizes the effect of fair value measured assets and liabilities on the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2018		2017
Assets
Options on futures contracts	$—		$(75)
Total	—		(75)
Liabilities
Contingent consideration	(213)		—
Deferred compensation plan	(561)		(3,340)
Total	(774)		(3,340)
Net	$(774)		$(3,415)
Total combined
Unrealized gain (loss) on investments	$—		$125	(1)
Realized gain (loss) on investments	—		(200)
Contingent consideration	(213)	(2)	—
Deferred compensation plan	(561)	(3)	(3,340)	(3)
Net	$(774)		$(3,415)
________

(1)
Includes unrealized gain associated with investments in unconsolidated entities and reported as “unrealized gain (loss) on investment in unconsolidated entity” in the condensed consolidated statement of operations.

(2)	Represents the accretion of contingent consideration associated with the acquisition of J&S. Reported as a component of other operating expense in the condensed consolidated statements of operations.

(3)	Reported as a component of salaries and benefits in the condensed consolidated statements of operations.

The following table summarizes the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized
	Year Ended December 31,
	2017		2016		2015
Assets
Derivative assets:
Equity put options	$—		$(2,829)		$(7,218)
Equity call options	—		1,961		(680)
Options on futures contracts	(91)		(228)		(275)

Non-derivative assets:
Equity - American Depositary Receipt	—		—		89
Equity securities	—		(7,213)		(10,564)
U.S. treasury securities	—		479		(331)
Total	(91)		(7,830)		(18,979)
Liabilities
Derivative liabilities:
Short equity put options	—		2,147		7,139
Short equity call options	—		(1,944)		4,144
Non-derivative liabilities:
Equity - American Depositary Receipt	—		—		(300)
Equity securities	—		(160)		396
Contingent consideration	(1,066)		—		—
Deferred compensation plan	(10,410)		2,127		8,608
Total	(11,476)		2,170		19,987
Net	$(11,567)		$(5,660)		$1,008
Total combined
Unrealized gain (loss) on investments	$203		$2,326		$(2,490)
Realized gain (loss) on investments	(294)		(10,113)		(5,110)
Contingent consideration	(1,066)	(2)	—		—
Deferred compensation plan	(10,410)	(1)	2,127	(1)	8,608	(1)
Net	$(11,567)		$(5,660)		$1,008
________

(1)	Reported as a component of salaries and benefits in the consolidated statements of operations.

(2)	Represents contingent consideration associated with the acquisition of J&S. Reported as a component of other operating expense in the consolidated statements of operations.